Premises And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 158,530	$ 153,671
Less: accumulated depreciation	(81,259)	(75,683)
Property, Plant and Equipment, Net, Total	77,271	77,988
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,496	31,217
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 87,875	85,403
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 39,159	$ 37,051
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years